February 22, 2010

VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jeffrey Riedler

Re:	BioScrip, Inc.
Preliminary Proxy Statement on Schedule 14A
Filed February 8, 2010
File No. 000-28740
Dear Mr. Riedler:
     BioScrip, Inc. (the “Company”) hereby respectfully submits its responses to the comments of the staff of the Securities and Exchange Commission (the “Commission”) made by letter dated February 19, 2010, relating to the Company’s Preliminary Proxy Statement on Schedule 14A filed with the Commission on February 8, 2010. For your convenience, we have set forth below the text of the comments contained in your letter, followed by the Company’s responses.
General
Staff’s Comment #1: Please revise your disclosure to include an analysis of the exemption from registration you are relying on in connection with the issuance of common stock and warrants as part of your merger agreement.
Company’s Response: The Company has revised the preliminary proxy statement to include an analysis of the exemption from registration that it is relying on in connection with the issuance of common stock and warrants as part of the merger agreement. Please see page 51 of the amended preliminary proxy statement, filed with the Commission on February 22, 2010, for this analysis.
Risk Factors, page 24
Staff’s Comment #2: Please include a risk factor addressing the conflict of interest on the part of Jefferies & Company, which has delivered a fairness opinion to you but will not receive certain fees or have its portion of Critical Homecare Solutions, Inc.’s debt repaid unless the merger is consummated.

Securities and Exchange Commission
February 22, 2010

Company’s Response: The Company has revised the preliminary proxy statement to include a risk factor addressing the conflict of interest on the part of Jefferies & Company, which has delivered a fairness opinion to the Company but will not receive certain fees or have its portion of Critical Homecare Solutions Holdings, Inc.’s debt repaid unless the merger is consummated. Please see page 29 of the amended preliminary proxy statement, filed with the Commission on February 22, 2010, for this risk factor.
*        *        *
     We hope that the foregoing have been responsive to your comments. In connection with our response, the Company acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal laws of the United States.
     Please direct any questions or comments related to the foregoing to me at 212-556-2343 Bill Bates at (212) 556-2240.
Very truly yours,

/s/ Vanessa A. Witt

Vanessa A. Witt

cc:	Scot Foley
Division of Corporation Finance

Barry A. Posner
BioScrip, Inc.

E. William Bates C. Spencer Johnson, III
King & Spalding LLP

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